Note 15 - Stockholder's Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 15 – Stockholder’s Equity

Common Stock

During the fiscal year ended December 31, 2018 the Company sold 6,162,119 restricted common shares in Regulation S offerings to non-US investors. The total proceeds from the offering was $583,536.  Commission and expense reimbursements totaled $293,720 and the legal and administrative expense of offerings totaled $39,176.  The Company recorded net proceeds totaling $ 250,641.

In addition, debenture holders converted debt into 16,767,650 shares which were issued upon conversion of $256,742 of the notes referred to in Note 13 above.

The Company issued 369,599 common restricted shares and recorded equity in the amount of $10,000 from vendors for services and issued 1,350,000 restricted common shares to management for services with a fair market value of $27,000.

Preferred Stock

On September 15, 2017 and on September 15, 2018, the Board of Directors authorized on each such date the issuance of 15,000,000 preferred shares for an aggregate of 30,000,000 shares of Class B Convertible Preferred Stock [“Series B”] to both Directors of the Company and to two unaffiliated Consultants or a total of 30,000,000 shares of Series B. The Company assigned a value of $15,000 for the shares for 2017 and 2018.  Of the Series B, 12,000,000 shares were issued to Charles O’Dowd and 2,000,000 to Wayne Marx, the Directors. Each Consultant received 8,000,000 shares. See the Company’s Schedule 14C filed with the Commission on September 28, 2018.  These shares have no market pricing and management assigned an aggregate value of $30,000 to the stock issued based on the par value of $0.001. The 30,000,000 shares of preferred Stock, each with has 20 votes for each Preferred share held by them of record. The holders of the Preferred are also entitled to an additional 300,000,000 common shares upon conversion of the Preferred Stock.  As a result of owning of these shares of Common and Preferred Stock, the Control Shareholders will have voting control the Company.

Earnings (loss) per share calculation

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period

The computation of basic and diluted loss per share at December 31, 2018 excludes the common stock equivalents from convertible debt of the following potentially dilutive securities because their inclusion would be anti-dilutive, and the share issue number is not calculable until conversion takes place.